FINANCING AND FINANCIAL INSTRUMENTS - Net Debt (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	$ 2,583	$ 1,913
Long-term debt, net of current portion	9,067	6,488
Cash and cash equivalents and restricted cash	(9,414)	(4,371)
Net debt	2,236	4,030
EUR
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	2,059	1,456
Long-term debt, net of current portion	3,777	3,443
Cash and cash equivalents and restricted cash	(6,514)	(1,646)
Net debt	(678)	3,253
USD
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	227	97
Long-term debt, net of current portion	4,868	2,637
Cash and cash equivalents and restricted cash	(1,494)	(1,531)
Net debt	3,601	1,203
BRL
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	28
Long-term debt, net of current portion	74
Cash and cash equivalents and restricted cash	(275)
Net debt	(173)
ARS
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	0
Long-term debt, net of current portion	0
Cash and cash equivalents and restricted cash	(364)
Net debt	(364)
INR
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	2
Long-term debt, net of current portion	0
Cash and cash equivalents and restricted cash	(85)
Net debt	(83)
PLN
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt		14
Long-term debt, net of current portion		215
Cash and cash equivalents and restricted cash		(97)
Net debt		132
CAD
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt		132
Long-term debt, net of current portion		55
Cash and cash equivalents and restricted cash		(56)
Net debt		131
ZAR
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt		115
Long-term debt, net of current portion		5
Cash and cash equivalents and restricted cash		(268)
Net debt		(148)
Other
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	267	99
Long-term debt, net of current portion	348	133
Cash and cash equivalents and restricted cash	(682)	(773)
Net debt	$ (67)	$ (541)